2. Investment Securities	12 Months Ended
Dec. 31, 2019
Investment Securities
Note 2. Investment Securities

Change in Accounting Principle

Prior to 2019, the entire balance of the Company’s HTM investment portfolio consisted of Municipal notes. Effective January 1, 2019, and in accordance with ASC 250 (Accounting Changes and Error Corrections), the Company chose to reclassify these debt instruments from the investment portfolio into the loan portfolio. This change represents a voluntary reclassification of municipal debt instruments from classification as investment securities under ASC 320 (Investments – Debt and Equity Securities) to classification as loans under ASC 310 (Receivables). All periods presented have been restated to conform to this change. Accordingly, for all periods presented below, the Company’s investment portfolio consists entirely of AFS investments and municipal debt obligations are reported as a component of the Company’s loan portfolio (See Note 3). The reclassification of the municipal debt instruments in this portfolio did not have a material impact on the Company’s consolidated financial statements or results of operations.

Debt securities AFS consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

December 31, 2019
U.S. GSE debt securities	$18,002,549	$99,743	$40,672	$18,061,620
Agency MBS	16,169,819	86,874	51,318	16,205,375
ABS and OAS	2,799,657	55,418	2,166	2,852,909
Other investments	8,665,000	181,846	0	8,846,846
Total	$45,637,025	$423,881	$94,156	$45,966,750

December 31, 2018
U.S. GSE debt securities	$14,010,100	$394	$259,391	$13,751,103
Agency MBS	16,020,892	2,701	449,068	15,574,525
ABS and OAS	1,988,565	3,806	6,242	1,986,129
Other investments	8,167,000	8,472	120,398	8,055,074
Total	$40,186,557	$15,373	$835,099	$39,366,831

Investments pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law consisted of U.S. GSE debt securities, Agency MBS, ABS and OAS, and CDs. These repurchase agreements mature daily. These investments as of the balance sheet dates were as follows:

	Amortized	Fair
	Cost	Value

December 31, 2019	$45,637,025	$45,966,750
December 31, 2018	40,186,557	39,366,831

Proceeds from sales of debt securities AFS were $6,553,118 in 2019 and $5,715,525 in 2018 with gains of $1,570 and $0, respectively, and losses of $28,060 and $32,718, respectively.

The carrying amount and estimated fair value of securities by contractual maturity are shown below. Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms. Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the following table by contractual maturity date.

The scheduled maturities of debt securities AFS at December 31, 2019 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$2,760,515	$2,766,254
Due from one to five years	9,674,948	9,862,450
Due from five to ten years	15,042,170	15,147,201
Due after ten years	1,989,573	1,985,470
Agency MBS	16,169,819	16,205,375
Total	$45,637,025	$45,966,750

Debt securities with unrealized losses as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2019
U.S. GSE debt securities	$7,964,192	$40,672	$0	$0	7	$7,964,192	$40,672
Agency MBS	5,273,683	24,648	2,920,091	26,670	13	8,193,774	51,318
Other investments	1,000,490	2,166	0	0	1	1,000,490	2,166
Total	$14,238,365	$67,486	$2,920,091	$26,670	21	$17,158,456	$94,156

December 31, 2018
U.S. GSE debt securities	$1,465,947	$6,752	$11,284,761	$252,639	11	$12,750,708	$259,391
Agency MBS	2,317,838	22,029	12,223,386	427,039	24	14,541,224	449,068
ABS and OAS	976,226	6,242	0	0	1	976,226	6,242
Other investments	1,956,914	20,086	4,113,688	100,312	25	6,070,602	120,398
Total	$6,716,925	$55,109	$27,621,835	$779,990	61	$34,338,760	$835,099

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary as of the balance sheet dates presented.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. The Company obtains much of its wholesale funding from the FHLBB. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. As a result of the Bank’s level of borrowings during 2019 and 2018, the Bank was required to purchase additional FHLBB stock in aggregate totaling $176,000 and $1,103,300, respectively. As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan. During 2019 and 2018, FHLBB exercised capital call options with redemptions totaling $493,600 and $1,147,500, respectively, on the Company’s portfolio of FHLBB stock. As of December 31, 2019 and 2018, the Company’s investment in FHLBB stock was $753,700 and $1,071,300, respectively.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2019.

The Company’s investment in FRBB Stock was $588,150 at December 31, 2019 and 2018.

In 2018, the Company purchased 20 shares of common stock in ACBI at a purchase price of $90,000, for the purpose of obtaining access to correspondent banking services from ABCI’s subsidiary, ACBB. These shares are subject to contractual resale restrictions and considered by management to be restricted and are recorded in the balance sheet at cost amounting to $90,000 at December 31, 2019 and 2018.